Transactions With Directors and Other Key Management Personnel	12 Months Ended
Dec. 31, 2019
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Transactions With Directors and Other Key Management Personnel
36. TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL
a) Remuneration of Directors and Other Key Management Personnel
The remuneration of the Directors and Other Key Management Personnel of the Santander UK group is set out in aggregate below.

	2019	2018	2017
Directors’ remuneration	£	£	£
Salaries and fees	5,025,665	5,028,434	4,406,908
Performance-related payments (1)	3,864,965	5,194,317	3,685,464
Other fixed remuneration (pension and other allowances & non-cash benefits)	1,367,069	1,467,011	1,580,321
Expenses	42,526	25,198	96,358

Total remuneration	10,300,225	11,714,960	9,769,051

	2019	2018	2017
Directors’ and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits (2)	21,925,975	24,445,189	24,642,085
Post-employment benefits (3)	3,590,466	2,399,261	2,292,857

Total Compensation	25,516,441	26,844,450	26,934,942

(1)	In line with the Code, a proportion of the performance-related payment was deferred. Further details can be found in Note 35.
(2)
There were no
buy-outs
of deferred performance-related payments in 2019. 2018 and 2017 exclude grants of shares in Banco Santander SA made as buy-outs
of deferred performance-related payments of shares in connection with previous employment for five individuals (2018: 189,381; 2017: 603,614). 2018 and 2017 exclude payments made as buy-outs
of deferred performance-related payments in connection with previous employment for one individual (2018: £266,667 for one individual; 2017: £52,100 for one individual).

(3)	Termination payments of £1,076,435 were paid in 2019 to one key management persons (2018: £847,388 for two individuals; 2017: £nil).
In 2019, the remuneration, excluding pension contributions, of the highest paid Director, was £3,725,993 (2018: £4,635,497) of which £1,989,900 (2018: £2,317,000) was performance related. In 2019, there was no pension benefit accrued for the highest paid Director but in respect of the qualifying past services to Santander UK to 31 May 2009 he has a deferred pension benefit accruing under a defined benefit scheme of £20,973 p.a. (2018: £20,402 p.a.).
b) Retirement benefits
Defined benefit pension schemes are provided to certain employees. See Note 28 for details of the schemes and the related costs and obligations. As described above, one director, being the highest paid director, has a deferred pension benefit accruing under a defined benefit scheme. Ex gratia pensions paid to former Directors of Santander UK plc in 2019, which have been provided for previously, amounted to £335,202 (2018: £87,300; 2017: £2,482). In 1992, the Board decided not to award any new such ex gratia pensions.
c) Transactions with Directors, Other Key Management Personnel and each of their connected persons
Directors, Other Key Management Personnel (Defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

	2019		2018
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	16	3,035	7	1,216
Net movements	2	1,885	9	1,819

At 31 December	18	4,920	16	3,035

Deposit, bank and instant access accounts and investments
At 1 January	30	10,963	25	13,184
Net movements	2	1,012	5	(2,221)

At 31 December	32	11,975	30	10,963

In 2019 and 2018, no Director held any interest in the shares of any company in the Santander UK group and no Director exercised or was granted any rights to subscribe for shares in any company in the Santander UK group. In addition, in 2019 and 2018, no Directors exercised share options over shares in Banco Santander SA, the ultimate parent company of the Company.
Secured loans, unsecured loans and overdrafts are made to Directors, Other Key Management Personnel and their connected persons, in the ordinary course of business, with terms prevailing for comparable transactions and on the same terms and conditions as applicable to other employees in the Santander UK group.
Such loans do not involve more than the normal risk of collectability or present any unfavourable features. Amounts deposited by Directors, Other Key Management. Personnel and their connected persons earn interest at the same rates as those offered to the market or on the same terms and conditions applicable to other employees in the Santander UK group. Deposits, bank and instant access accounts and investments are entered into by Directors, Other Key Management Personnel and their connected persons on normal market terms and conditions, or on the same terms and conditions as applicable to other employees in Santander UK group.
In 2019, loans were made to nine Directors (2018: eight Directors), with a principal amount of £1,767,066 outstanding at 31 December 2019 (2018: £65,232). In 2019, loans were made to nine Other Key Management Personnel (2018: eight), with a principal amount of £3,153,343 outstanding at 31 December 2019 (2018: £2,969,462).
In 2019 and 2018, there were no other transactions, arrangements or agreements with Santander UK in which Directors, Other Key Management Personnel or their connected persons had a material interest. In addition, in 2019 and 2018, no Director had a material interest in any contract of significance with Santander UK other than a service contract.